Other Receivables (FY) (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Receivables [Abstract]
Rebates receivable		$ 27,955	$ 24,950
Other		246	128
Total other receivables	$ 36,747	$ 28,201	$ 25,078